Schedule of Investments
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.78%
Australia–2.79%
CSL Ltd.	27,157	$4,375,464
James Hardie Industries PLC, CDI(a)	168,014	4,384,058
		8,759,522
Canada–5.07%
Alimentation Couche-Tard, Inc.	139,633	7,091,393
Dollarama, Inc.	127,783	8,803,926
		15,895,319
China–0.32%
Alibaba Group Holding Ltd.(a)	93,700	1,015,839
Denmark–4.87%
Novo Nordisk A/S, Class B	167,934	15,276,257
France–15.26%
Airbus SE	29,970	4,009,459
Capgemini SE	17,857	3,100,666
Dassault Systemes SE	63,310	2,353,785
Edenred SE	89,125	5,568,558
EssilorLuxottica S.A.	19,418	3,375,384
Hermes International S.C.A.	3,903	7,095,243
L’Oreal S.A.	12,644	5,236,378
LVMH Moet Hennessy Louis Vuitton SE	14,057	10,604,977
Sartorius Stedim Biotech	15,922	3,789,059
Schneider Electric SE	16,588	2,734,744
		47,868,253
Germany–5.40%
AIXTRON SE	116,556	4,286,928
CTS Eventim AG & Co. KGaA	57,015	3,244,829
HelloFresh SE(a)	67,842	2,028,400
SAP SE	12,856	1,668,786
Siemens AG	19,715	2,826,408
Siemens Healthineers AG(b)	56,751	2,882,658
		16,938,009
India–4.57%
Dr Lal PathLabs Ltd.(b)	107,773	3,275,906
ICICI Bank Ltd.	106,843	1,221,891
Reliance Industries Ltd.	350,082	9,826,790
		14,324,587
Ireland–2.43%
Flutter Entertainment PLC(a)	46,722	7,612,581
Italy–2.06%
Davide Campari-Milano N.V.	549,055	6,471,853
Japan–7.22%
Benefit One, Inc.	95,500	690,403
Daikin Industries Ltd.	35,400	5,553,737
Hitachi Ltd.	59,700	3,701,063
Hoya Corp.	31,193	3,214,550
Keyence Corp.	13,924	5,175,152
Kobe Bussan Co. Ltd.	131,300	3,079,375
Shares		Value
Japan–(continued)
Nihon M&A Center Holdings, Inc.	254,300	$1,214,917
		22,629,197
Netherlands–6.05%
Aalberts N.V.	65,792	2,399,401
Adyen N.V.(a)(b)	2,198	1,629,306
ASM International N.V.	6,392	2,669,294
ASML Holding N.V.	13,625	8,001,133
Universal Music Group N.V.	163,881	4,261,687
		18,960,821
New Zealand–0.64%
Xero Ltd.(a)	27,454	1,990,174
Spain–2.08%
Amadeus IT Group S.A.	108,453	6,535,779
Sweden–5.13%
Atlas Copco AB, Class A	483,636	6,479,695
Beijer Ref AB	30,849	324,014
Epiroc AB, Class A	491,101	9,295,391
		16,099,100
Switzerland–2.72%
Barry Callebaut AG	801	1,273,319
Lonza Group AG	3,391	1,568,836
Sika AG	10,375	2,629,619
VAT Group AG(b)	8,608	3,065,256
		8,537,030
Taiwan–1.04%
Taiwan Semiconductor Manufacturing Co. Ltd.	200,000	3,245,618
United Kingdom–21.84%
Ashtead Group PLC	65,014	3,951,720
Auto Trader Group PLC(b)	549,078	4,115,832
Britvic PLC	253,775	2,692,378
Compass Group PLC	344,874	8,401,729
ConvaTec Group PLC(b)	960,964	2,554,558
Entain PLC	12,367	140,762
JD Sports Fashion PLC	3,792,248	6,908,655
Legal & General Group PLC	1,001,107	2,704,701
London Stock Exchange Group PLC	87,799	8,813,867
Next PLC	81,067	7,193,744
Ocado Group PLC(a)	156,450	1,138,250
Rentokil Initial PLC	993,826	7,367,460
Rightmove PLC	574,929	3,918,595
RS GROUP PLC	347,896	3,108,358
Trainline PLC(a)(b)	1,618,706	5,482,788
		68,493,397
United States–7.29%
EPAM Systems, Inc.(a)	22,796	5,828,709
Experian PLC	75,734	2,474,166
Ferguson PLC	41,503	6,824,157
Medtronic PLC	25,761	2,018,632

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Shares		Value
United States–(continued)
ResMed, Inc.	38,737	$5,728,040
		22,873,704
Total Common Stocks & Other Equity Interests (Cost $200,347,127)		303,527,040
Money Market Funds–2.43%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(c)(d)	2,668,325	2,668,325
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(c)(d)	1,905,529	1,905,910
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.26%(c)(d)	3,049,515	$3,049,515
Total Money Market Funds (Cost $7,623,674)		7,623,750
TOTAL INVESTMENTS IN SECURITIES—99.21% (Cost $207,970,801)		311,150,790
OTHER ASSETS LESS LIABILITIES–0.79%		2,480,501
NET ASSETS–100.00%		$313,631,291
Investment Abbreviations:
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2023 was $23,006,304, which represented 7.34% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,957,395	$14,715,433	$(15,004,503)	$-	$-	$2,668,325	$47,885
Invesco Liquid Assets Portfolio, Institutional Class	2,105,957	10,511,023	(10,710,989)	(70)	(11)	1,905,910	24,790
Invesco Treasury Portfolio, Institutional Class	3,379,880	16,817,638	(17,148,003)	-	-	3,049,515	39,484
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	34,575	1,328,891	(1,363,466)	-	-	-	295*
Invesco Private Prime Fund	88,906	2,619,214	(2,708,051)	(9)	(60)	-	799*
Total	$8,566,713	$45,992,199	$(46,935,012)	$(79)	$(71)	$7,623,750	$113,253

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$8,759,522	$—	$8,759,522
Canada	15,895,319	—	—	15,895,319
China	—	1,015,839	—	1,015,839
Denmark	—	15,276,257	—	15,276,257
France	—	47,868,253	—	47,868,253
Germany	—	16,938,009	—	16,938,009
India	—	14,324,587	—	14,324,587
Ireland	—	7,612,581	—	7,612,581
Italy	—	6,471,853	—	6,471,853
Japan	—	22,629,197	—	22,629,197
Netherlands	—	18,960,821	—	18,960,821
New Zealand	—	1,990,174	—	1,990,174
Spain	—	6,535,779	—	6,535,779
Sweden	—	16,099,100	—	16,099,100
Switzerland	—	8,537,030	—	8,537,030
Taiwan	—	3,245,618	—	3,245,618
United Kingdom	—	68,493,397	—	68,493,397
United States	13,575,381	9,298,323	—	22,873,704
Money Market Funds	7,623,750	—	—	7,623,750
Total Investments	$37,094,450	$274,056,340	$—	$311,150,790
Invesco Oppenheimer V.I. International Growth Fund